Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
15.	Income Taxes

The Company’s provision (benefit) for income taxes consists of the following for the year ended December 31, 2022 and 2021:

	2022	2021
Deferred:
Federal	$(1,600,538)	$(2,302,762)
State and local	(688,620)	(477,375)
Total deferred	(2,289,158)	(2,780,137)
Total provision (benefit) for income taxes	(2,289,158)	(2,780,137)
Less: valuation allowance	2,289,158	2,780,137
Income tax provision	$—	$—

A reconciliation of the federal statutory rate to 0.0% for the year ended December 31, 2022 and 2021 to the effective rate for income from operations before income taxes is as follows:

	2022	2021

Benefit for income taxes at federal statutory rate	21.0%	21.0%
State and local income taxes, net of federal benefit	3.9	3.9
Goodwill impairment	—	—
Change in state rate	—	—
Less valuation allowance	(24.9)	(24.9)
Effective income tax rate	0.0%	0.0%

The tax effects of these temporary differences along with the net operating losses, net of an allowance for credits, have been recognized as deferred tax assets (liabilities) at December 31, 2022 and 2021 as follows:

	2022	2021
Net operating loss carryforward	$8,155,944	$6,480,539
Bad debt reserve	37,734	239,334
Employee stock compensation	2,031,628	1,231,564
Intangible assets	(467,395)	(488,958)
Depreciation	(165,336)	(131,437)
Accrued expenses	74,801	47,184
Charity	213	205
Net deferred tax asset	9,667,589	7,378,431
Valuation allowance	(9,667,589)	(7,378,431)
Net deferred tax asset	$—	$—

The Company establishes a valuation allowance, if based on the weight of available evidence, it is more likely than not that some portion or all of the deferred assets will not be realized. During 2022 certain adjustments were made to the Company’s net operating loss carryforward tax asset for IRC Section 382 limitations. The valuation allowance increased by $2,289,158 and $2,780,137 during 2022 and 2021, respectively.

As of December 31, 2022, the Company had a net operating loss carryforward of approximately $30.2 million for Federal and State tax purposes. The net operating loss expires beginning 2030 through 2037 for those losses generated in 2017 and prior years. Approximately $18 million of such net operating losses will carryforward indefinitely and be available to offset up to 80% of future taxable income each year. Subsequent to December 31, 2019, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was passed, which temporarily removes such 80% limitation for years 2019 and 2020. The Company’s net operating loss carryforward may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

As required by the provisions of ASC 740, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss or amount of tax refundable is reduced) for an unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expenses. As of December 31, 2022, the Company has no unrecognized tax positions, including interest and penalties. The Company files returns in the United States Federal tax jurisdiction and various other state jurisdictions.